Income Attributable to Investments in Other Companies (Details) - Schedule of income obtained from investments - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Attributable to Investments in Other Companies (Details) - Schedule of income obtained from investments [Line Items]
Subtotal Associates	$ 10,484	$ 356	$ (6,011)
Subtotal Joint Ventures	2,547	1,437	912
Total	$ 13,031	1,793	(5,099)
Transbank S.A. [Member]
Income Attributable to Investments in Other Companies (Details) - Schedule of income obtained from investments [Line Items]
Shareholder	Banco de Chile
Subtotal Associates	$ 6,809	(3,254)	(4,360)
Centro de Compensación Automatizado S.A. [Member]
Income Attributable to Investments in Other Companies (Details) - Schedule of income obtained from investments [Line Items]
Shareholder	Banco de Chile
Subtotal Associates	$ 1,567	876	603
Administrador Financiero del Transantiago S.A. [Member]
Income Attributable to Investments in Other Companies (Details) - Schedule of income obtained from investments [Line Items]
Shareholder	Banco de Chile
Subtotal Associates	$ 804	385	389
Redbanc S.A. [Member]
Income Attributable to Investments in Other Companies (Details) - Schedule of income obtained from investments [Line Items]
Shareholder	Banco de Chile
Subtotal Associates	$ 652	539	(242)
Sociedad Interbancaria de Depósitos de Valores S.A. [Member]
Income Attributable to Investments in Other Companies (Details) - Schedule of income obtained from investments [Line Items]
Shareholder	Banco de Chile
Subtotal Associates	$ 404	315	276
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A. [Member]
Income Attributable to Investments in Other Companies (Details) - Schedule of income obtained from investments [Line Items]
Shareholder	Banco de Chile
Subtotal Associates	$ 140	58	29
Sociedad Imerc OTC S.A. [Member]
Income Attributable to Investments in Other Companies (Details) - Schedule of income obtained from investments [Line Items]
Shareholder	Banco de Chile
Subtotal Associates	$ 108	32	(24)
Sociedad Operadora de Tarjetas de Crédito Nexus S.A. [Member]
Income Attributable to Investments in Other Companies (Details) - Schedule of income obtained from investments [Line Items]
Shareholder	Banco de Chile
Subtotal Associates		1,405	(2,682)
Servipag Ltda. [Member]
Income Attributable to Investments in Other Companies (Details) - Schedule of income obtained from investments [Line Items]
Shareholder	Banco de Chile
Subtotal Joint Ventures	$ 1,866	831	359
Artikos Chile S.A. [Member]
Income Attributable to Investments in Other Companies (Details) - Schedule of income obtained from investments [Line Items]
Shareholder	Banco de Chile
Subtotal Joint Ventures	$ 681	$ 606	$ 553